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invesco.com/ETFs
August 30, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Invesco Actively Managed Exchange-Traded Fund Trust
1933 Act Registration No. 333-147622
1940 Act Registration No. 811-22148
Dear Sir or Madam:
On behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 557 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register one new series of the Trust, to be called Invesco Mega QQQ ETF.
Please send all correspondence with respect to this Amendment to me at anita.defrank@invesco.com or contact me by phone at (630) 684-5902.
Very truly yours,
/s/ Anita De Frank
Anita De Frank, Senior Counsel